INFORMATION ABOUT GEOGRAPHIC AREAS	12 Months Ended
Dec. 31, 2021
INFORMATION ABOUT GEOGRAPHIC AREAS
21. INFORMATION ABOUT GEOGRAPHIC AREAS
Our operations are primarily within the United States, including Puerto Rico, Canada and Mexico. Products are also sold from the United States on an export-only basis to portions of Latin America and the Caribbean Basin. The following tables set forth revenues and long-lived assets by geographical area:

Years Ended December 31,	2021	2020	2019
Revenues:
United States	$5,636,929	$4,535,262	$4,184,206
Canada	386,780	301,727	294,040
Latin America and the Caribbean	256,483	217,939	292,116

Total revenues	$6,280,192	$5,054,928	$4,770,362

December 31,	2021	2020
Long-Lived Assets:
United States	$931,170	$799,665
Canada	175,864	180,518
Latin America and the Caribbean	17,427	19,719

Total long-lived assets	$1,124,461	$999,902

Revenues are attributed to countries based on the location of the store from which the sale occurred. Long-lived assets consist primarily of goodwill and intangible assets, operating lease ROU assets, property and equipment, and our investment in an unconsolidated entity.